SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries, and the consolidated VIEs and the consolidated VIEs’ subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

VIEs

The VIE arrangements

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of value-added telecommunication services and other restricted businesses, the Company operates substantially all of its business through its VIEs. The Company through its wholly owned subsidiaries (Foreign Owned Subsidiaries, the “FOS”) located in the PRC entered into a series of contractual agreements with the VIEs and their shareholders. Through the contractual agreements below, the Company has (1) the power to direct the activities that most significantly affect the economic performance of the VIEs, and (2) the right to receive the economic benefit of the VIEs that could potentially be significant to the VIEs. As a result, the shareholders of the VIEs lack the power to direct the activities of the VIEs that most significantly impact the entity’s economic performance, the obligation to absorb the expected losses, and the right to receive the expected residual returns of the entity. Accordingly, the Company is considered as the primary beneficiary of the VIEs, and the Company has consolidated the financial results of the VIEs and their subsidiaries in its consolidated financial statements.

The Group’s principal VIEs that are material to the Group’s business and operations are Hexiang Insurance, Yiren Financial Information and CreditEase Puhui as of December 31, 2023 and 2024

In concluding that the Company is the primary beneficiary of the VIEs, the Company believes that the FOS’s rights under the terms of the exclusive option agreements provide it with a substantive kick out right. More specifically, the Company believes the terms of the exclusive option agreements are valid, binding and enforceable under the PRC laws and regulations currently in effect. A simple majority vote of the Company’s board of directors is required to pass a resolution to exercise the FOS’s rights under the exclusive option agreements, for which consent of the shareholders of the VIEs is not required. The FOS’s rights under the exclusive option agreements give the Company the power to control the shareholders of the VIEs and thus the power to direct the activities that most significantly impact the VIEs’ economic performance. In addition, the FOS’s rights under the powers of attorney also reinforce the Company’s abilities to direct the activities that most significantly impact the VIEs’ economic performance. The Company also believes that this ability to exercise control ensures that the VIEs will continue to execute and renew service agreements and pay service fees to the Company. The exclusive business cooperation agreements will be terminated upon the expiration of the operation term of either party if the application for renewal of its operation term is not approved by the relevant government authorities. As a result, the Company believes that it has the rights to receive substantially all of the economic benefits from the VIEs.

●Agreements that provide the FOS effective control over the VIEs

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Basis of consolidation — continued

VIEs — continued

The VIE arrangements — continued

Power of Attorney The shareholders of the VIEs have executed an irrevocable power of attorney in favor of the FOS, or entity or individual designated by the FOS. Pursuant to this powers of attorney, the FOS or their designees have full power and authority to exercise all of such shareholder’s rights with respect to his equity interest in the VIEs. The power of attorney will remain in force for so long as the shareholder remains a shareholder of the VIEs.

Exclusive Option Agreements The VIEs and their shareholders have also entered into exclusive option agreements with the FOS. Pursuant to this agreements, the shareholders of the VIEs have granted an exclusive option to the FOS or their designees to purchase all or part of such shareholders’ equity interest, at a purchase price equal to the higher of the amount of loan extended by the FOS to each shareholder of the VIEs under the respective loan agreements or the minimum price required by the PRC law at the time of such purchase.

Equity Interest Pledge Agreements The shareholders of the VIEs have also entered into equity pledge agreements with the FOS, pursuant to which each shareholder pledged his/her interest in the VIEs to guarantee the performance of obligations of the VIEs and their shareholders under the exclusive business cooperation agreements, loan agreements, exclusive option agreements and power of attorney. The Company is in the process to register some of the equity pledge with the competent government authorities.

●Agreements that transfer economic benefits to the FOS

Exclusive Business Cooperation Agreements The FOS have entered into exclusive business cooperation agreements with the VIEs. Pursuant to this exclusive business cooperation agreements, the FOS provide comprehensive technical support, consulting services and other services to the VIEs in exchange for service fees. The FOS have the sole discretion to determine the amounts of the service fees.

During the term of exclusive business cooperation agreements, both the FOS and the VIEs shall renew their operation terms prior to the expiration thereof so as to enable the exclusive business cooperation agreements to remain effective. The exclusive business cooperation agreements shall be terminated upon the expiration of the operation term of either the FOS or the VIEs, if the application for renewal of their operation terms is not approved by relevant government authorities. In addition, the shareholders of the VIEs have granted an irrevocable and exclusive option to the FOS to purchase any or all of the assets and businesses of the VIEs at the lowest price permitted under the PRC law.

The agreements may be terminated only at the option of the FOS and the VIEs have no authority to terminate the exclusive business cooperation agreements.

●	Agreements that provide the FOS with the option to purchase the equity interest in the VIEs

Loan Agreements Under the loan agreements between the FOS and each of the shareholders of the respective VIEs, the FOS made interest-free loans to the shareholders for the exclusive purpose of the initial capitalization and the subsequent financial needs of the VIEs. The loans can only be repaid with the proceeds derived from the sale of all of the equity interests in the VIEs to the FOS or its designated representatives pursuant to the exclusive option agreements. The shareholders must pay all of the proceeds from sale of such equity interests to the FOS. The loans must be repaid immediately under certain circumstances, including, among others, if a foreign investor is permitted to hold majority or 100% equity interest in the VIEs and the FOS elected to exercise their exclusive equity purchase option. The term of the loans is ten years and can be extended upon mutual written consent of the parties.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Basis of consolidation — continued

VIEs — continued

The VIE arrangements — continued

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with the VIEs and their current shareholders are in compliance with the PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of the PRC laws and regulations, the PRC government could:

●	Revoke the business and operating licenses of the FOS and the VIEs;
●	Discontinue or restrict the operations of any related-party transactions among the FOS and the VIEs;
●	Impose fines or other requirements on the FOS and the VIEs;
●	Require the Company or the FOS and the VIEs to revise the relevant ownership structure or restructure operations;
●	Restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Company’s business and operations in the PRC;
●	Shut down the Company’s servers or block the Company’s online platform;
●	Discontinue or place restrictions or onerous conditions on the Company’s operations; and/or
●	Require the Company to undergo a costly and disruptive restructuring.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their shareholders, and it may lose the ability to receive economic benefits from the VIEs.

The interests of the shareholders of the VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, the shareholders of the VIEs will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs may encounter in its capacity as beneficial owners and directors of the VIEs, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of the VIEs should they act to the detriment of the Company. The Company relies on certain current shareholders of the VIEs to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of the VIEs, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Basis of consolidation — continued

VIEs — continued

Risks in relation to the VIE structure — continued

The following financial statement amounts and balances of the consolidated VIEs and the consolidated VIEs’ subsidiaries were included in the consolidated financial statements after elimination of intercompany transactions and balances:

	December 31,	December 31,
	2023	2024
	RMB	RMB
Assets
Cash and cash equivalents	3,362,736	1,157,943
Restricted cash	—	25,063
Trading securities	76,053	77,426
Accounts receivable	56,735	53,823
Contract assets, net	154,384	127,767
Contract cost	3	1
Prepaid expenses and other assets	45,781	29,173
Financing receivables	113,951	3,439
Amounts due from related parties	447,891	380,407
Property, equipment and software, net	61,735	59,283
Deferred tax assets	73,338	77,463
Right-of-use assets	10,659	4,105

Total assets	4,403,266	1,995,893

Liabilities
Accounts payable	18,211	12,462
Amounts due to related parties	6,586	129
Deferred revenue	15	114
Accrued expenses and other liabilities	1,243,490	1,080,562
Deferred tax liabilities	20,019	8,655
Lease liabilities	9,749	3,502

Total liabilities	1,298,070	1,105,424

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenue	1,821,561	1,623,596	1,954,557
Net income	424,834	351,373	1,193,627

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash provided by operating activities	1,151,656	1,013,875	1,173,942
Net cash provided by investing activities	417,535	906,485	54,683
Net cash used in financing activities	(399,700)	(963,700)	—

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Basis of consolidation — continued

VIEs — continued

Risks in relation to the VIE structure — continued

In accordance with the VIE contractual arrangements, the FOS have the power to direct activities of the VIEs, and can have assets transferred out of the VIEs. There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their paid-in capital, capital reserve and statutory reserves, to the Company in the form of loans and advances or cash dividends. Please refer to Note 23 for disclosure of restricted net assets.

Consolidated ABFE

As part of the Group’s strategy to expand its investor base from individual investors to institutional investors, the Group established a business relationship with certain trusts or Asset Backed Special Plan (“ABS plan”), collectively referred to as consolidated assets backed financing entities or ABFE, which were administered by third-party trust companies. The ABFE were set up to invest solely in the loans facilitated by the Group on its platform to provide returns to the beneficiaries of the trusts through interest payments made by the borrowers.

The Group provides loan facilitation and post-origination services to the ABFE. The Group also has power to direct the activities that have most significant impact on the economic performance of the ABFE by providing the loan servicing and default loan collection services of the ABFE.

Through the transaction fees charged, guarantee deposit, and direct investment, the Group has the right to receive benefits or bear losses from the ABFE that could potentially be significant to the ABFE. The Group holds significant variable interest in the ABFE through the transaction fees charged, guarantee provided in the form of guarantee deposit, or direct investment. Accordingly, the Company is considered the primary beneficiary of the ABFE and has consolidated the ABFE’s assets, liabilities, results of operations, and cash flows in the consolidated financial statements.

The assets of the ABFE are not available to creditors of the Company. In addition, the investors of the ABFE have no recourse against the assets of the Company.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Consolidated ABFE — continued

The following financial statement amounts and balances of the consolidated ABFE were included in the consolidated financial statements after elimination of intercompany transactions and balances:

	December 31,	December 31,
	2023	2024
	RMB	RMB
Assets
Restricted cash	267,271	108,142
Prepaid expenses and other assets	5,942	10,318
Loans at fair value	288,764	382,058
Held-to-maturity investments	10,420	6,587

Total assets	572,397	507,105

Liabilities
Accounts payable	1,023	649
Amount due to related party	1,517	—
Payable to investors at fair value	445,762	368,022
Accrued expenses and other liabilities	2,142	107

Total liabilities	450,444	368,778

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net income/(loss)	17,949	(68,024)	66,603

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash (used in)/provided by operating activities	(1,434)	211,185	299,841
Net cash provided by/(used in) investing activities	34,976	(900,142)	(329,459)
Net cash (used in)/provided by financing activities	(85,587)	818,305	(79,281)

All assets of the consolidated ABFE are collateral for the consolidated ABFE’s obligations and can only be used to settle the consolidated ABFE’s obligations.

Use of estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates are used for, but not limited to, revenue recognition and its related accounts, allowance for accounts receivable and contract assets, allowance for financing receivable, guarantee liabilities, fair value measurement of loans at fair value, payable to investors at fair value, other financial investments, depreciable lives of property, equipment and software, the discount rate for leases, and share-based compensation. Actual results may differ materially from those estimates.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Revenue

The majority of the Group’s revenue for the years ended December 31, 2022, 2023 and 2024 were generated from the PRC. The following table illustrates the disaggregation of revenue in 2022, 2023 and 2024 under Accounting Standards Codification (“ASC”) 606, “Revenue from Contracts with Customers”.

		2022	2023	2024
		RMB	RMB	RMB
Financial services business:
Loan facilitation services	At a point in time	1,362,685	2,240,852	2,721,389
Post-origination services	Overtime	204,336	17,203	5,957
Guarantee services	Overtime	10,999	50,865	429,299
Financing services	Overtime	278,783	55,974	93,239
Others	At a point in time	102,929	150,225	223,225
Subtotal		1,959,732	2,515,119	3,473,109
Insurance brokerage business:
Insurance brokerage services	At a point in time	731,797	963,822	408,369
Subtotal		731,797	963,822	408,369
Consumption & lifestyle business and others:
Electronic commerce services	At a point in time/ Overtime	302,896	1,267,104	1,865,621
Others	At a point in time	440,195	149,588	58,802
Subtotal		743,091	1,416,692	1,924,423
Total net revenue		3,434,620	4,895,633	5,805,901

Total revenue recognized at a point in time is RMB2,777 million, RMB3,948 million and RMB3,991 million for the years ended December 31, 2022, 2023 and 2024. Total revenue recognized over time is RMB658 million, RMB948 million and RMB1,815 million for the years ended December 31, 2022, 2023 and 2024.

Financial services business:

Revenue from loan facilitation, post-origination and guarantee services

The Group provides services as an online marketplace connecting borrowers and investors. The investors used to consist of individual investors and institutional investors. In 2020, the Group ceased to facilitate new loans funded by individual investors.

The Group provides loan facilitation services, guarantee services and post-origination services (e.g. cash processing, collection for some lenders and SMS services).

The Group has determined that it is not the investor or borrower in the loan origination and repayment process, but acts as an agent to bring the investor and the borrower together. Except for loans and payable to investors in the consolidated ABFE, loans and lease receivables arising from direct financing leases issued by the Group, the Group does not record the loans receivable or payable arising from the loans facilitated between the investors and borrowers on its platform.

The Group collects transaction fees (including loan facilitation service fees, post-origination service fees and guarantee service fees) from borrowers, third party funding partners, and guarantee companies, if any, on pre-agreed schedules. The Group also receives service fees contingent on future events (e.g., penalty fees for loan prepayment and late payment).

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Revenue — continued

Revenue from loan facilitation, post-origination and guarantee services — continued

The Group determines its customers to be both the institutional investors and borrowers. For each loan facilitated on the platform, the Group considers the loan facilitation service, post-origination service and guarantee service (only applicable for arrangements under the risk-taking models) as three separate services. The Group assesses ability and intention to pay the service fees of both borrowers and institutional investors when they become due and determines if the collection of the service fees is probable, based on historical experiences as well as the credit due diligence performed on each borrower prior to loan origination. Of which, the guarantee service is accounted for in accordance with ASC Topic 460, Guarantees, at fair value. Revenue from the guarantee services is recognized once the Group is released from the underlying risk. The Group recognized the stand-ready guarantee liability at the inception of each loan, and it was amortized to“revenue from guarantee services” over the term of the guarantee (see accounting policy for Guarantee Liabilities). While the post-origination services are within the scope of ASC 860, ASC 606 revenue recognition model is applied due to the lack of definitive guidance in ASC 860. The loan facilitation services and post-origination services are two separate performance obligations under ASC 606, as these two deliverables are distinct in that customers can benefit from each service on its own and the Group’s promises to deliver the services are separately identifiable from each other in the contract.

The Group determines the transaction price of loan facilitation services, post-origination services and guarantee services to be the service fees chargeable from borrowers, third party funding partners, and guarantee companies, if any, on pre - agreed schedules, net of value-added tax. The transaction price includes variable consideration in the form of prepayment risk of the borrowers. The Group reflects, in the transaction price, the borrower prepayment risk and estimates variable consideration for these contracts using the expected value approach on the basis of historical information and current trends of the prepayment percentage of the borrowers. The transaction price is allocated amongst the guarantee services, if any, and the two performance obligations described above.

The Group first allocates the transaction price to the guarantee liabilities, if any, in accordance with ASC 460, Guarantees, which requires the guarantee to be measured initially at fair value based on the stand ready obligation. The remaining considerations are then allocated to the loan facilitation services and post-origination services using their relative standalone selling prices consistent with the guidance in ASC 606. The Group does not have observable standalone selling price information for the loan facilitation services or post-origination services because it does not provide loan facilitation services or post-origination services on a standalone basis. There is no direct observable standalone selling price for similar services in the market that is reasonably available to the Group. As a result, the estimation of standalone selling price involves significant judgments. The Group uses expected cost plus margin approach to estimate the standalone selling prices of loan facilitation services as the basis of revenue allocation. In estimating its standalone selling price for the loan facilitation services, the Group considers the cost incurred to deliver such services, profit margin for similar arrangements, customer demand, effect of competitors on the Group’s services, and other market factors. However, for post-origination services, given the main services are about loan collecting and cash processing, the Group can refer to other companies performing the same services, therefore a direct observable standalone selling price for similar services in the market is available to the Group.

For each type of the services, the Group recognizes revenue when (or as) the entity satisfies the service/performance obligation by transferring a promised service to a customer. Revenues from loan facilitation are recognized at the time a loan is originated between the investor and the borrower and the loan principal is transferred to the borrower, at which time the facilitation service is considered completed. Revenues from post-origination services are recognized on a straight-line basis over the term of the underlying loans as the services are provided. Revenues from guarantee services, if any, are recognized amortized during the guarantee term (see accounting policy for Guarantee Liabilities).

Remaining performance obligations represents the amount of the transaction price for which services have not been performed under post-origination services. The Group collects service fees monthly, and used to collect upfront or both. For upfront fees that are partially refundable to the borrowers, the Group estimates the refund based on historical prepayment probability and the corresponding predetermined refundable amount, and records corresponding refund liabilities upon receiving such fees.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Revenue — continued

Revenue from loan facilitation, post-origination and guarantee services— continued

The aggregate amounts of the transaction price allocated to performance obligations that are unsatisfied pertaining to post-origination services were RMB3.6 million and RMB3.4 million as of December 31, 2023 and 2024, respectively, among which approximately 100% and 100% of the remaining performance obligations will be recognized over the following 12 months, respectively and with the remainder recognized thereafter.

Revenue recognized for year ended December 31, 2022, 2023 and 2024 from performance obligations satisfied (or partially satisfied) in prior periods pertaining to adjustments to variable consideration due to the change of estimated prepayment rate and service fee allocation rate was immaterial,

Revenue from financing services

The Group provides loans through its subsidiaries. The interest rate charged to the borrowers is fixed. The Group recognized revenue under “revenue from financing services” for the fees and interests charged to the borrowers over the lifetime of the loans using the effective interest method.

Other revenue of financial services

Other revenue of financial service business mainly includes referral service fees,technical support service fees, penalty fees for loan prepayment and late payment.

The Group provides the referral services to third-party companies and related parties, by referring to them the borrowers who have not passed the credit assessment. Specifically, the Group receives a fixed rate of referral fee from the platforms once the borrowers click, register or are accepted by the other funding providers on those platforms. The revenue is recognized once the referral is completed as confirmed by those platforms. For the years ended December 31, 2022, 2023 and 2024, RMB64,892, RMB120,216 and RMB205,187 were generated from the referral service, respectively.

The Group provides technical support services to third-party companies by authorizing the use of its proprietary software systems. Fees are charged at a fixed rate based on usage volume, in accordance with pre-agreed terms with the counterparties. Revenue is recognized on a monthly basis when the counterparty actually uses the services and confirms the usage volume. For the years ended December 31, 2022, 2023 and 2024, RMB12,194, RMB18,682 and RMB15,142 were generated from the technical support services, respectively.

The penalty fees is based on a certain percentage of past due amounts in case of late payment or a certain percentage of the contract amounts in case of prepayment and the Group recognizes the relevant revenue when the fees are received. For the years ended December 31, 2022, 2023 and 2024, RMB25,694, RMB11,196 and RMB2,825 were received from borrowers, respectively.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Revenue — continued

(a)	Insurance brokerage business:

Revenue from insurance brokerage services

The Group provides insurance brokerage services by selling various health and life insurance products as well as property and casualty insurance products on behalf of insurance companies. As an agent of the insurance companies, the Group sells insurance policies on behalf of the insurance companies and earns brokerage commissions determined as a percentage of premiums paid by the insured, including premiums paid upon renewals. The Group has identified its promise to sell insurance policies on behalf of the insurance companies as the performance obligation in its contracts with them. The Group’s performance obligation to the insurance company is satisfied and commission revenue, including renewal commission revenue, is recognized at the point in time when an insurance policy becomes effective. The renewal commission revenue is recognized based on the projected renewal premium rate.

The following table provides the amount of the disaggregation of revenue in 2022, 2023 and 2024:

	2022	2023	2024
	RMB	RMB	RMB
Insurance brokerage services:
Life and health insurance business	420,273	551,809	30,992
Property & casualty insurance business	311,524	412,013	377,377
Total	731,797	963,822	408,369

The terms for health and life insurance products sold by the Group vary and are typically five to ten years. For the health and life insurance products, the insurance companies pay the Group both the first - year initial premium and renewal commission annually throughout the insurance policy term based on the premium paid of the insurance policies. In 2022, 2023 and 2024, the renewal commission revenue accounts for 9.7%, 6.0% and 2.6% of total insurance brokerage services revenue, respectively. The term for property and casualty insurance products is one year and the Group receives a pre - agreed percentage of the premiums paid by the policy holder for such year as commission. The Group’s contract terms can give rise to variable consideration due to the nature of its commission structure (e.g. policy changes or cancellations).

The Group determines the transaction price of its contracts by estimating commissions that the entity expects to be entitled to over the premium collection term of the policy based on assumption about future customer behavior and market conditions. The Group makes estimates for the renewal premium rate based on the historical experience, reasonable and supportable forecasts of policyholders’ behavior, current economic conditions, and other contributing factors. Such estimates are ‘constrained’ in accordance with ASC 606. That is, the Group uses the expected value method and only includes estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized for such transactions will not occur.

(c) Consumption & lifestyle business and others:

Revenue from electronic commerce services

In accordance with ASC 606, the Group recognizes revenues when the Group satisfies a performance obligation by transferring a promised good or service (that is, an asset)to a customer. An asset is transferred when the customer obtains control of that asset. For revenue arrangements with multiple distinct performance obligations, each distinct performance obligation is separately accounted for and the total consideration is allocated to each performance obligation based on the relative standalone selling price at contract inception.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Revenue — continued

(c) Consumption & lifestyle business and others: — continued

Revenue from electronic commerce services— continued

The Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions.

When the Group is a principal, the Group controls the goods or services before they are transferred to the customers as a principal, as it is primarily responsible for fulfilling the promise to provide the goods or services, is subject to inventory risk, and has discretion in establishing prices, revenue is recorded on a gross basis.

When the Group is an agent, its performance obligation is to facilitate third-party merchants in fulfilling their performance obligation for specified goods or services. Upon successful sales, the Group charges the third-party merchants a fixed rate commission based on the sales amount. The revenue is recognized on a net basis.

The Group mainly provides a variety of non-physical products to meet customers’ evolving consumption needs across life scenarios, which are categorized into distinct revenue recognition models based on the fulfillment of performance obligation. For contracts containing customer refund rights (e.g., cancellable memberships, service packages with conditional termination clauses), the transaction price includes variable consideration related to customer refunds. The Group incorporates the estimated customer refund rights into the transaction price and estimates such variable consideration for these contracts using the expected value approach, based on historical refund experience and specific contract terms. The transaction price is then allocated to the distinct performance obligations identified in the contracts.

One-Time Recognition Products

Products such as credit limit increases, express loan approvals, single-use platform service entitlements and etc are recognized as revenue immediately upon service delivery. These services provide customers with instantaneous benefits—e.g., enhanced borrowing limits or expedited application processing—where the Group’s performance obligation is satisfied at a point in time. Revenue is recorded under “e-commerce service income” when customers gain access to the contracted rights, with no ongoing obligations post-delivery.

Subscription Products

For the annual and quarterly membership cards and tiered service packages, which provide the Group’s customers with access to an evolving suite of benefits—such as periodic access to discounted interest rates, cashback rewards, or streaming platform privileges—that represent a single stand-ready obligation. Subscriptions are paid for at or in advance services delivering.Revenue is recognized ratably over the subscription period as the Group fulfills ongoing performance obligations. Upon receipt of membership fees, amounts are initially recorded as “Deferred Revenue” and recognized proportionally under “e-commerce service income” in alignment with the passage of time and benefit delivery schedule.

Installment Payment Term Products

For products with installment payment terms, the relevant rights and interests will be distributed to customers in installments during the installment payment period and the revenue will be recognized evenly over the installment period. If the customers prepay installments, remaining rights will be distributed at the prepayment date, and the associated revenue is recognized immediately, reflecting the accelerated satisfaction of performance obligations.

The Group regularly reviews its refund rate assumptions against actual refund experience. As of December 31, 2024, adjustments resulting from differences between estimated and actual refund amounts were immaterial.

In 2023 and 2024, the revenue generated from the Group’s operations as a principal accounted for 99.7% and 100% of total e - commerce revenue, respectively. As of December 31, 2023 and 2024, the inventory balance related to e - commerce revenue were immaterial.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Revenue — continued

Other revenue of other business

Other revenue of other business mainly includes referral service fee. Referral services revenue is recognized when successful referrals are completed by the Group.

Contract assets, net

Under ASC 606, contract assets represent the Group’s rights to consideration in exchange for services that the Group has transferred to the customer before payment is due.

For the financial service business, the Group’s rights to consideration for the monthly fees related to facilitation services are conditional on the borrowers’ actual payment, as the borrowers have the rights to early terminate the loan contracts prior to the loan maturity and are not obligated to pay the remaining monthly fees. As such, the Group records a corresponding contract assets for the monthly service fees allocated to loan facilitation services and post-origination services that have already been delivered in relation to loans facilitated on the Group’s platform when recognizing revenue from loan facilitation services and post-origination services. The monthly fee that are past the payment due date but have not been paid are reclassified to accounts receivable. The Group only recognizes contract assets to the extent that the Group believes it is probable that it will collect substantially all of the consideration to which it will be entitled in exchange for the services transferred to the customer.

For insurance brokerage services, contract assets are recorded for arrangements when the Group has provided the services but for which the related payments are not yet due. Contract assets are attributable to the brokerage commission that is contingent upon the future premium payment of the policy holders.

Contract assets are stated at the historical carrying amount net of write offs and allowance for credit losses in accordance with ASC Topic 326. The Group established an allowance for credit losses on contract assets based on estimates incorporating historical borrower’s credit risk and adjusted on the basis of relevant observable data reflecting current economic conditions. The Group evaluates and adjusts its allowance for credit losses on contract assets on a quarterly basis or more frequently as necessary.

Contract assets are identified as uncollectible if any repayment of the underlying loan is 90 days past due, and no other factor evidences the possibility of collecting the delinquent amounts. The Group will write off contract assets and corresponding allowance if any repayment of the underlying loan is 90 days past due.

The contract assets, net of allowance are RMB978,051 and RMB1,008,920 as of December 31, 2023 and 2024, respectively.

Contract cost

The Group pays commissions for successful referring of borrowers to the Group. The commissions paid based on successful referrals are considered as contract acquisition cost, and are capitalized when the commission becomes payable. The amount of amortization for the years ended December 31, 2023 and 2024 are RMB0.7 million and RMB0.2 million, respectively.

Amortization of the capitalized contract cost is charged to the consolidated statements of operations when the revenue to which the asset relates is recognized. Contract cost is recognized as an expense when incurred if the amortization period of the asset that the Group otherwise would have recognized is one year or less. The Group recorded nil impairment loss for contract cost as of December 31, 2023 and 2024, respectively.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Revenue — continued

Deferred revenue

Deferred revenue mainly consists of the premium membership fees for annual and quarter membership cards received from clients. Deferred revenue is recognized ratably as revenue when the related services are provided over the service period.

The amounts of revenue recognized during the years ended December 31, 2023 and 2024 that were included in the opening deferred revenue were RMB65.5 million and RMB54.0 million, respectively.

Guarantee receivable

Under the risk-taking models ,the Group provides guarantee services in connection with loans it facilitates for its institutional funding partners, whereby in the event of default, the institutional funding partners are entitled to receive unpaid interest and principal from the Group.

Guarantee receivable is recognized at loan inception which is equal to the stand-ready liability recorded at fair value in accordance with ASC 460-10-30-2(b) and considers what premium would be required by the Group to issue the same guarantee service in a standalone arm’s-length transaction. The stand-alone selling price of the guarantee service is evaluated based on the expected net payouts by incorporating a markup margin, which shoud not exceed the total transaction price charged by the Group. The Group estimates the expected net payouts based on the product mix, default rates and loan terms. Guarantee receivable is stated at the historical carrying amount net of write-offs and allowance for credit losses in accordance with ASC Topic 326. The Group establishes an allowance for credit losses on guarantee receivable based on estimates incorporating historical borrower’s credit risk and adjusted on the basis of relevant observable data reflecting current economic conditions. The Group evaluates and adjusts its allowance for credit losses on guarantee receivable on a quarterly basis or more frequently as necessary.The guarantee receivable is reduced when receiving service fees from the borrowers. Allowance for guarantee recivable of RMB0.7 million, RMB3.1 million and RMB65.8 million were recorded in “Allowance for contract assets, receivables and others” during the years ended December 31, 2022, 2023 and 2024, respectively.

Guarantee liabilities

Under the risk-taking models ,the Group provides guarantee services in connection with loans it facilitates for its institutional funding partners, whereby in the event of default, the institutional funding partners are entitled to receive unpaid interest and principal from the Group.

According to ASC 326, Financial Instruments—Credit Losses, at inception of the guarantee, the Group recognizes both a stand-ready guarantee liability under ASC 460 with an associated guarantee receivable, and a contingent guarantee liability with an allowance for credit losses under Current expected credit loss (“CECL”) model. Subsequent to the initial recognition, the ASC 460 stand-ready guarantee is released into guarantee revenue on a straight-line basis over the term of the guarantee, while the contingent guarantee is reduced by the payouts made by the Group to compensate the institutional funding partners upon borrowers’ default. Allowance for credit losses under CECL model was included in “Provision for contingent liabilities” and revalued at each period end to reflect updated estimation for future net pay-out.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Fair value — continued

●	Level 1-inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.
●	Level 2-inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair value are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Fair value option

The Group has elected the fair value option for the assets and liabilities of the consolidated ABFE that otherwise would not have been carried at fair value. Such election is irrevocable and is applied to financial instruments on an individual basis at initial recognition. See Note 6 for the disclosure on financial instruments of the consolidated ABFE for which the fair value option has been elected.

Fair value of loans and payable to investors at fair value

The Group has elected the fair value option for loans and related payable to investors of the consolidated ABFE and loans repurchased from the consolidated ABFE that otherwise would not have been carried at fair value. Such election is irrevocable and is applied to financial instruments on an individual basis at initial recognition. The Group estimates the fair value of loans and payable using a discounted cash flow valuation methodology by discounting the estimated future net cash flows using an appropriate discount rate. The future net cash flows are estimated based on the contractual cash flows, taking into consideration of projected prepayments and net charge off to project future losses and net cash flows on loans. Changes in fair value of loans and payable to investors are reported net and recorded in “Fair value adjustments gain/(loss)” in the consolidated statements of operations.

Cash and cash equivalents

Cash and cash equivalents include the Group’s unrestricted deposits with financial institutions in checking, money market and short-term certificate of deposit accounts. The Group considers all highly liquid investments with stated maturity dates of three months or less from the date of purchase to be cash equivalents.

Restricted cash

Restricted cash represents cash held by the consolidated ABFE through segregated bank accounts which is not available to fund the general liquidity needs of the Group, and guarantee deposit in restricted bank account and frozen funds due to lawsuits.

Accounts receivable

Accounts receivable are stated at the historical carrying amount net of write-offs and allowance for collectability in accordance with ASC Topic 326. The Group establishes an allowance for accounts receivable based on estimates, which incorporate historical experience and other factors surrounding the credit risk of specific customers. Uncollectible receivables are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined the balance will not be collected. The Group recorded RMB46,715 and RMB154,925 allowance for accounts receivable as of December 31, 2023 and 2024, respectively.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Financing receivables

Financing receivables represent loans and lease receivables arising from subsidiaries of the Group. Financing receivables are measured at amortized cost and reported on the consolidated balance sheets based on the outstanding principal adjusted for any write-off, accrued interest receivable adjusted for any write-off, and the allowance for credit losses. Amortized cost of a financing receivables is equal to the unpaid principal balance, plus net deferred origination cost if any. The Group recognizes interest and financial service income over the terms of the financing receivables using the effective interest rate method. Balances are considered past due if borrowers do not make the monthly payment by the end of the monthly billing period.

The Group’s financing receivables consist of predominantly financial leasing loans extended to automobiles purchasers which ceased in February 2022 and unsecured small revolving loans issued by oversea subsidiary of the Group since early 2023. As the financial leasing loans secured by autoes and oversea unsecured small revolving loans are generally have two different risk characteristics, the Group monitors the credit quality of the financing receivables as two different portfolio. The allowance for financing receivables including principal and accrued interest receivables is determined at a level believed to be reasonable to absorb probable losses inherentin the portfolio as of each balance sheet date in accordance with ASC 326. Although finance lease loans and small revolving loans have different risk characteristics, the Group’s key credit quality indicator is the aging (days past due status) of its financing receivables balances. The Group estimates the default rate of loans by taking into consideration the historical delinquency rate, correlated industrial and macro-economic factors, and other pertinent information and delinquent loan collection rate in assessing future performance of the loan portfolio. There are no material changes for factor that influenced management’s current estimate of expected credit losses for the reporting period.

Financing receivables are placed on non-accrual status if such loans are past due for more than 90 days. Principal and accrued interest receivable will be written-off if the Group make exemption to borrowers or when management determines the balance is uncollectible and the Group ceases the collection efforts if the loans are overdue more than 3 years. If the previously written-off amounts are subsequently collected, the Group will recognize interest income based on actual collections.

Financial Investments

The Group’s financial investments consist of trading securities, held-to-maturity investments and other financial investments.

Trading securities

Trading securities refer to financial assets that the Group purchases and holds primarily for the purpose of profiting from short - term price fluctuations. These securities include stocks, bonds, and other financial instruments that are readily marketable. All gains and losses generated, including both realized and unrealized, are recorded in the consolidated income statement.

Held-to-maturity investments

Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the security to maturity, and are recorded at amortized cost.

The Group reviews its investments in held-to-maturity investments for impairment periodically, recognizing an allowance, if any, by applying an estimated loss rate. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its investments in held-to-maturity investments. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net carrying value at the amount expected to be collected on the held-to-maturity investments.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Investments — continued

Other financial investments

Financial investments that do not meet the criteria of held-to-maturity or trading securities are classified as other financial investments, and are reported at fair value with unrealized gains and losses recorded in the consolidated statements of comprehensive income/(loss). Realized gains or losses are included in the consolidated statements of operations during the period in which the gains or losses are realized.

The Group evaluates each individual investment periodically for impairment. For investments where the Group does not intend to sell, the Company evaluates whether a decline in fair value is due to deterioration in credit risk. Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through an allowance for credit losses on the consolidated balance sheet with corresponding adjustment in the consolidated statements of operations and comprehensive income. Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit loss and corresponding reduction in the allowance for credit loss. Any decline in fair value that is non-credit related is recorded in accumulated other comprehensive income as a component of shareholder’s equity. As of December 31, 2024, there were no investments held by the Group that had been in continuous unrealized loss position.

Equity Investments

The Group’s equity investments consist of equity investments accounted for using the equity method and equity investments accounted for using the measurement alternative in forms of a loan.

Equity investments accounted for using the equity method

The Group applies the equity method of accounting to account for its equity investments, according to ASC 323 Investment-Equity Method and Joint Ventures, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group initially records the investments at cost. The Group subsequently adjusts the carrying amount of the investments to recognize its proportionate share of each equity investee’s net income or loss into earnings and cash distributions from investees, if any, after the date of investment. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investment is recognized in earnings under “Investment-related impairment” when the decline in value is determined to be other-than-temporary.

Equity investments accounted for using the measurement alternative

The Group measures long-term equity investments, other than equity method investments, at fair value through earnings. For those investments over which the Group does not have significant influence and without readily determinable fair value, the Group elected to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The Group makes reasonable efforts to identify price changes that are known or that can reasonably be known. The Group also makes a qualitative assessment of whether these investments are impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group has to recognize an impairment loss equal to the difference between the carrying value and fair value under “Share of results of equity investees” on its Consolidated Statements of Operations.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Asset Acquisition

If the transaction involves the acquisition of an asset or group of assets that does not meet the definition of a business, it is accounted for as an asset acquisition. An asset acquisition is recorded at cost, which includes capitalized transaction costs, and does not result in the recognition of goodwill. The cost of the acquisition is allocated to the assets acquired on the basis of relative fair values.

In July 2023, the Group acquired Chongqing Jintong Financing Guarantee Co., Ltd., a licensed financing guarantee company in China for a total consideration of RMB204.9 million. The Group considered it an asset acquisition as substantially all of the fair value of the gross assets acquired was concentrated in the license as a single identifiable asset.

Property, equipment and software, net

Property, equipment and software consists of building, computer and transmission equipment, furniture and office equipment, software, licenses, and leasehold improvements, which are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives, while the estimate residual value of the building and furniture and office equipment are 5%.

Building	20 years
Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Software	1-5 years
Licenses	Indefinite-lived
Leasehold improvements	Over the shorter of the lease term or expected useful lives

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the fair value of the assets.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Origination, servicing and other operating costs

Origination and servicing expenses consist primarily of variable expenses and vendor costs, including costs related to credit assessment, customer and system support, payment processing services and collection associated with facilitating and servicing loans. It also consists of costs in connection with the distribution of insurance products, including payroll and related expenses for insurance agents and transaction fee charged by third-party payment platform. In addition, it includes cost of goods for e-commerce business.

Leases

The Group categorizes leases with contractual terms longer than twelve months as either operating or finance lease. The Group has no finance leases for any of the periods presented.

Right-of-use (“ROU”) assets represent the Group’s rights to use underlying assets for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. As the implicit rate in lease is not readily determinable for the Group’s operating leases, the Group uses the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group begins recognizing lease expenses when the lessor makes the underlying assets available to the Group. The Group’s leases have remaining lease terms of up to three years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

The Company elected not to record a ROU assets for short-term leases that have a term of less than 12 months. The cost of short-term leases was recognized in the consolidated statements of operations on a straight-line basis over the lease term.

Share-based compensation

All share-based awards to employees and directors, such as stock options and restricted share units, are measured at the grant date based on the fair value of the awards. Share-based compensation, net of forfeitures, is recognized as expenses on an accelerated basis during the vesting period with a corresponding impact reflected in the additional paid-in capital. Share-based compensation expenses are classified in the consolidated statements of operations based upon the job functions of the grantees.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ, or are expected to differ, from those estimates. Changes in estimated forfeiture rate are recognized through a cumulative catch-up adjustment in the period of change and also impact the amount of share-based compensation expenses to be recognized in future periods. The Group uses historical data to estimate pre-vesting option and records share-based compensation expenses only for those awards that are expected to vest.

According to Issue 21 of EITF Issue 00-23[1], the awards granted to employees of CreditEase, and other subsidiaries in the consolidated group of CreditEase, should be recognized as a deemed dividend from the Group to the parent company at the fair value as of the grant date. Share-based compensation, net of forfeitures, is recognized as a deemed dividend to CreditEase on an accelerated basis during the vesting period with a corresponding impact reflected in the additional paid-in capital.

Share-based awards to non-employees are measured based on the fair value at grant date. The Group recognizes the compensation cost using the graded vesting attribution method.

1 Although Issue 00-23 has also been nullified, the guidance in Issue 21 of EITF Issue 00-23 remains applicable by analogy since it is the only available guidance on accounting for these awards.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to be reversed. Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management considers all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more likely than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2023 and 2024, respectively.

Value added taxes (“VAT”)

The Group is subject to VAT at the rate of 3% or 6%, depending on whether the entity is a general tax payer or small-scale taxpayer, and related surcharges on revenue generated from providing services. VAT are reported as a deduction to revenue when incurred and amounted to RMB776,907, RMB477,328 and RMB582,524 for the years ended December 31, 2022, 2023 and 2024, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded as accrued expenses and other liabilities on the consolidated balance sheets.

Net income/(loss) per share

Basic net income per share is computed by dividing net income attributable to the ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share is calculated by dividing net income attributable to the ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent outstanding during the period. Ordinary equivalent shares include shares issuable upon the vesting of restricted share units using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be antidilutive.

Dividends

Dividends of the Company are recognized when declared.

Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive income/(loss) for the periods presented includes net income/(loss), change in unrealized gains/(loss) on other financial investments, and foreign currency translation adjustment.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Sales and transfers of financial instruments

Sales and transfers of financial instruments are accounted under authoritative guidance for the transfers and servicing of financial assets and extinguishment of liabilities. Specifically, a transfer of a financial asset, a group of financial assets, or a participating interest in a financial asset is accounted for as a sale only if all the following conditions are met:

●	The financial assets are isolated from the transferor and its consolidated affiliates as well as its creditors;
●	The transferee or beneficial interest holders have the right to pledge or exchange the transferred financial assets; and
●	The transferor does not maintain effective control of the transferred asset.

The Group extended loans with automobiles as collaterals and transferred its financing receivables to other assets management companies (Note 14). As the transfer of financial assets does not qualify for sale accounting, the transaction was accounted for as a borrowings. Accordingly, the related financing receivables remain on the Company’s consolidated balance sheets and continue to be reported and accounted for as if the transfer had not occurred. Cash proceeds from these transfers are reported as liabilities, with attributable interest expense recognized over the life of the related transactions.

Foreign currency translation

The reporting currency of the Company is the Renminbi (“RMB”). The functional currency of the Company is the US dollar (“US$”). The functional currency of the Group’s subsidiaries and VIEs in the PRC is the RMB.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings as a component of other income.

The financial statements of the Group are translated from the functional currency into the reporting currency. Assets and liabilities denominated in foreign currencies are translated using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated at the appropriate historical rates. Revenues, expenses, gains and losses are translated using the periodic average exchange rates. The resulting foreign currency translation adjustment are recorded in other comprehensive (loss)/income.

Translations of amounts from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB7.2993 on December 31, 2024, the last business day in the fiscal year 2024, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rate.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — continued

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents denominated in RMB amounted to RMB5,755,750 and RMB3,518,573 as of December 31, 2023 and 2024, respectively.

Concentration of credit risk

Financial instrument that potentially exposes the Group to significant concentration of credit risk primarily includes cash and cash equivalents, restricted cash, accounts receivable, contract assets, prepaid expenses and other assets, loans at fair value, and amounts due from related parties. As of December 31, 2024, substantially all of the Group’s cash and cash equivalents and restricted cash were deposited in financial institutions located in the PRC. According to the China Bank Deposit Insurance Ordinance, the deposits at each bank are covered by insurance with an upper limit of RMB500 thousands at each bank. Accounts receivable and contract assets are typically unsecured and are derived from revenue earned from customers in the PRC. The credit risk from prepaid expenses and other assets arises from loans to third parties. The risk with respect to accounts receivable, contract assets and loans to third parties is mitigated by credit evaluations the Group performs on its customers or third parties and its ongoing monitoring process of outstanding balances. The Group believes that there is no significant credit risk associated with amounts due from related parties.

Credit of loans at fair value is controlled by the application of credit approval, limit and monitoring procedures.

There are no revenues from customers which individually represent greater than 10% of the total net revenues for any year of the three years ended December 31, 2022, 2023 and 2024.

There was one customer of the Group accounts for 37% and 60% of the Group’s account receivables as of December 31, 2023 and 2024, respectively.

Recently Adopted Accounting Guidance

In November 2023, the FASB issued ASU 2023-07 “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). ASU 2023-07 intends to improve reportable segment disclosure requirements, enhance interim disclosure requirements and provide new segment disclosure requirements for entities with a single reportable segment. The Group adopted this guidance on January 1, 2024 and the adoption did not have material impact on the Group’s consolidated financial statements, please refer to Note 21 for additional information.

Recently accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU 2023-09 “Improvements to Income Tax Disclosures” (“ASU 2023-09”). ASU 2023-09 intends to improve the transparency of income tax disclosures. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 and is to be adopted on a prospective basis with the option to apply retrospectively. The Group is assessing the impact of this guidance, however, it is not expected to have a material impact to the Group’s consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03 “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (“ASU 2024-03”). The amendments in this update intend to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling, general and administrative expenses, and research and development). ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Group is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.